Summary of Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Research and development tax credits	$ 0.2	$ 0.2